Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Activity in Loss and Loss Adjustment Expense Reserves
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2021	2020	2019
Balance at January 1	$20,265.8	$18,105.4	$15,400.8
Less reinsurance recoverables on unpaid losses	3,798.2	3,212.2	2,572.7
Net balance at January 1	16,467.6	14,893.2	12,828.1
Net loss and loss adjustment expense reserves acquired[1]	729.2	0	0
Total beginning reserves	17,196.8	14,893.2	12,828.1
Incurred related to:
Current year	33,632.3	24,926.5	25,238.2
Prior years	(4.7)	195.3	232.3
Total incurred	33,627.6	25,121.8	25,470.5
Paid related to:
Current year	20,561.1	15,584.4	16,105.0
Prior years	8,832.8	7,963.0	7,300.4
Total paid	29,393.9	23,547.4	23,405.4
Net balance at December 31	21,430.5	16,467.6	14,893.2
Plus reinsurance recoverables on unpaid losses	4,733.6	3,798.2	3,212.2
Balance at December 31	$26,164.1	$20,265.8	$18,105.4
[1] Net reserves acquired in Protective Insurance acquisition.

Short-duration Insurance Contracts, Claims Development	Only 2021 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$4,474.8	$4,485.8	$4,511.1	$4,546.4	$4,509.2	$0	779,396
2018		5,141.8	5,182.1	5,192.7	5,238.7	89.3	856,502
2019			5,885.0	5,886.9	5,918.2	112.5	915,954
2020				5,433.8	5,405.4	280.3	754,470
2021					6,716.4	991.0	875,200
				Total	$27,787.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,074.0	$3,478.5	$4,048.5	$4,285.5	$4,418.3
2018		2,378.0	4,028.7	4,635.0	4,940.6
2019			2,715.2	4,533.2	5,272.8
2020				2,383.0	4,112.2
2021					2,855.4
				Total	$21,599.3
	All outstanding liabilities before 2017, net of reinsurance[1]				85.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,274.3
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,635.5	$2,638.5	$2,643.5	$2,640.6	$2,645.1	$0.8	1,514,952
2018		2,819.0	2,822.6	2,821.7	2,818.9	(4.6)	1,695,396
2019			3,277.9	3,254.7	3,261.1	(3.1)	1,878,499
2020				3,328.5	3,319.8	(14.6)	1,782,861
2021					4,708.3	(222.0)	2,094,032
				Total	$16,753.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,599.8	$2,643.2	$2,640.9	$2,640.8	$2,641.7
2018		2,769.1	2,827.4	2,819.9	2,819.5
2019			3,242.5	3,259.2	3,255.9
2020				3,250.1	3,322.5
2021					4,438.1
				Total	$16,477.7
	All outstanding liabilities before 2017, net of reinsurance[1]				2.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$277.6
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$4,209.5	$4,209.9	$4,229.3	$4,254.4	$4,219.2	$(0.5)	772,945
2018		4,904.8	4,980.9	5,003.2	5,052.5	77.1	871,243
2019			5,756.5	5,811.7	5,837.9	91.9	957,488
2020				5,356.9	5,322.7	263.2	787,231
2021					6,964.7	972.2	970,710
				Total	$27,397.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$1,912.6	$3,255.2	$3,808.3	$4,035.6	$4,147.1
2018		2,235.1	3,863.5	4,481.7	4,787.7
2019			2,630.3	4,452.5	5,218.8
2020				2,301.3	4,018.7
2021					2,915.0
				Total	$21,087.3
	All outstanding liabilities before 2017, net of reinsurance[1]				63.5
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,373.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,750.6	$2,743.7	$2,749.0	$2,745.6	$2,750.8	$0.8	1,791,658
2018		3,202.3	3,181.9	3,182.0	3,179.3	(6.2)	2,070,183
2019			3,787.9	3,737.8	3,749.6	(5.5)	2,271,699
2020				3,775.6	3,753.3	(26.1)	2,136,940
2021					5,752.3	(311.9)	2,618,463
				Total	$19,185.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$2,742.1	$2,753.5	$2,748.4	$2,747.6	$2,747.9
2018		3,170.0	3,193.8	3,183.0	3,182.6
2019			3,782.6	3,751.3	3,746.8
2020				3,720.0	3,765.9
2021					5,421.9
				Total	$18,865.1
	All outstanding liabilities before 2017, net of reinsurance[1]				2.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$322.3
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$1,477.2	$1,470.2	$1,492.6	$1,472.2	$1,462.3	$5.9	102,806
2018		1,880.4	1,913.7	1,976.2	1,971.4	34.7	119,972
2019			2,301.1	2,370.9	2,426.3	82.0	136,273
2020				2,335.7	2,388.8	175.5	117,027
2021					3,446.6	650.0	153,749
				Total	$11,695.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$337.2	$759.5	$1,085.4	$1,257.1	$1,353.0
2018		401.4	979.9	1,392.3	1,666.8
2019			474.8	1,184.4	1,684.5
2020				440.8	1,110.4
2021					573.6
				Total	$6,388.3
	All outstanding liabilities before 2017, net of reinsurance[1]				74.0
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$5,381.1
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$463.9	$459.3	$457.3	$456.1	$456.6	$0	87,721
2018		528.7	528.3	526.3	525.6	(1.1)	93,305
2019			633.1	628.3	626.6	(1.9)	99,456
2020				631.8	624.9	(4.4)	99,436
2021					920.9	(11.4)	123,801
				Total	$3,154.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$408.5	$456.0	$455.4	$455.6	$455.6
2018		467.6	524.8	524.9	525.4
2019			561.1	625.1	624.8
2020				540.6	621.8
2021					764.2
				Total	$2,991.8
	All outstanding liabilities before 2017, net of reinsurance[1]				0.7
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$163.5
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2021
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021
2012	$62.2	$59.2	$57.0	$61.7	$68.8	$71.9	$70.1	$70.0	$70.9	$71.1	$3.0	7,434
2013		66.4	68.1	65.3	75.4	81.6	77.9	78.9	78.9	78.9	4.4	7,703
2014			74.9	70.0	68.3	70.5	70.7	69.4	70.7	70.9	4.3	7,969
2015				51.2	45.4	46.1	48.3	47.0	44.8	45.1	4.9	8,519
2016					51.8	43.3	41.0	41.5	40.2	40.1	3.8	7,065
2017						62.6	54.6	51.1	48.8	46.2	5.8	17,653
2018							81.5	81.3	76.7	77.0	7.8	15,389
2019								80.7	83.1	85.4	14.7	10,577
2020									75.0	80.7	24.8	9,260
2021										84.1	45.9	8,472
									Total	$679.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2012[1]	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021
2012	$14.0	$28.2	$38.4	$47.3	$53.6	$58.6	$62.1	$63.3	$64.2	$64.1
2013		13.7	30.6	43.6	55.6	61.9	66.9	68.9	70.8	71.7
2014			18.6	33.9	44.3	51.1	56.9	59.0	61.1	64.2
2015				6.5	18.1	26.5	30.9	33.9	36.1	37.1
2016					8.5	20.9	27.0	30.6	32.7	33.8
2017						9.6	24.4	30.8	34.5	36.9
2018							17.6	39.6	49.5	56.7
2019								20.0	42.4	56.0
2020									15.8	38.6
2021										16.9
									Total	$476.0
			All outstanding liabilities before 2012, net of reinsurance[1]							26.3
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$229.8
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2021
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$672.8	$680.9	$683.4	$681.3	$681.5	$0.4	76,236
2018		839.0	845.2	845.4	846.5	11.0	64,872
2019			971.7	965.2	962.8	2.4	75,434
2020				1,223.5	1,246.8	56.8	109,427
2021					1,539.6	333.4	118,874
				Total	$5,277.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2017[1]	2018[1]	2019[1]	2020[1]	2021
2017	$506.7	$647.1	$670.1	$675.0	$679.1
2018		595.9	781.2	812.6	826.6
2019			708.0	930.4	950.5
2020				832.5	1,141.2
2021					1,035.4
				Total	$4,632.8
	All outstanding liabilities before 2017, net of reinsurance[1]				6.1
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$650.5
[1] Required supplementary information (unaudited)

Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2021	2020
Net outstanding liabilities
Personal Lines
Agency, Liability	$6,274.3	$5,378.7
Agency, Physical Damage	277.6	82.4
Direct, Liability	6,373.2	5,277.3
Direct, Physical Damage	322.3	40.6
Commercial Lines
Liability	5,381.1	3,586.3
Physical Damage	163.5	82.7
Other	229.8	0
Property	650.5	474.7
Other business	62.6	66.7
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	19,734.9	14,989.4
Reinsurance recoverable on unpaid claims
Personal Lines
Agency, Liability	916.9	959.6
Agency, Physical Damage	0	0
Direct, Liability	1,472.7	1,475.8
Direct, Physical Damage	0	0
Commercial Lines
Liability	1,266.4	758.5
Physical Damage	2.4	(0.3)
Other	202.0	0
Property	370.0	226.9
Other business	463.8	358.6
Total reinsurance recoverable on unpaid claims	4,694.2	3,779.1
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,695.6	1,478.2
Reinsurance recoverable on unpaid claims	39.4	19.1
Total gross liability for unpaid claims and claim adjustment expense	$26,164.1	$20,265.8

Short-duration Insurance Contracts, Schedule of Historical Claims Duration
The following table shows the average historical claims duration as of December 31, 2021:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	44.6%	31.3%	12.2%	5.6%	2.9%
Agency, Physical Damage	97.3	1.6	(0.2)	0	0
Direct, Liability	43.8	31.9	12.8	5.8	2.6
Direct, Physical Damage	98.2	0.4	(0.2)	0	0
Commercial Lines
Liability	19.0	28.9	21.1	13.0	6.6
Physical Damage	86.9	11.2	0	0.1	0
Other	20.8	25.6	15.2	10.9	7.4
Property	69.7	22.9	3.0	1.2	0.6